Document and Entity Information	May 08, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001794669
Document Type	8-K
Document Period End Date	May 08, 2025
Entity Registrant Name	SHIFT4 PAYMENTS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39313
Entity Tax Identification Number	84-3676340
Entity Address, Address Line One	3501 Corporate Parkway
Entity Address, City or Town	Center Valley
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18034
City Area Code	(888)
Local Phone Number	276-2108
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	FOUR
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.00% Series A Mandatory Convertible Preferred Stock, $0.0001 par value per share
Trading Symbol	FOUR PRA
Security Exchange Name	NYSE